Investments (excluding Consolidated Investment Entities) - Risk Exposure on Mortgage Backed Securities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Fair value of investments	$ 73,581.0	$ 74,021.7	$ 70,769.7
Gross unrealized losses	260.9	289.6	918.5
Subprime mortgage-backed securities
Concentration Risk [Line Items]
Fair value of investments	836.9	967.3	974.2
Gross unrealized losses	52.1	89.1	272.1
Percent of total fixed maturities	1.10%	1.30%	1.30%
Credit exposure	100.00%	100.00%	100.00%
Subprime mortgage-backed securities | Vintage Year 2007
Concentration Risk [Line Items]
Credit exposure	29.10%	29.10%	26.90%
Subprime mortgage-backed securities | Vintage Year 2006
Concentration Risk [Line Items]
Credit exposure	32.50%	36.80%	41.20%
Subprime mortgage-backed securities | Vintage Year 2005 and prior
Concentration Risk [Line Items]
Credit exposure	38.40%	34.10%	31.90%
Subprime mortgage-backed securities | NAIC Designation
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 1
Concentration Risk [Line Items]
Credit exposure	60.00%	60.30%	78.10%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 2
Concentration Risk [Line Items]
Credit exposure	6.50%	11.90%	4.70%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 3
Concentration Risk [Line Items]
Credit exposure	22.90%	16.70%	13.40%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 4
Concentration Risk [Line Items]
Credit exposure	9.50%	8.10%	2.70%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 5
Concentration Risk [Line Items]
Credit exposure	0.80%	2.80%	0.50%
Subprime mortgage-backed securities | NAIC Designation | NAIC Designation of 6
Concentration Risk [Line Items]
Credit exposure	0.30%	0.20%	0.60%
Subprime mortgage-backed securities | Acceptable Rating Organizations
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Subprime mortgage-backed securities | Acceptable Rating Organizations | AAA Rating
Concentration Risk [Line Items]
Credit exposure	0.40%	1.10%	2.90%
Subprime mortgage-backed securities | Acceptable Rating Organizations | AA Rating
Concentration Risk [Line Items]
Credit exposure	1.00%	1.00%	1.20%
Subprime mortgage-backed securities | Acceptable Rating Organizations | A Rating
Concentration Risk [Line Items]
Credit exposure	5.80%	5.40%	4.50%
Subprime mortgage-backed securities | Acceptable Rating Organizations | BBB Rating
Concentration Risk [Line Items]
Credit exposure	6.00%	6.00%	8.80%
Subprime mortgage-backed securities | Acceptable Rating Organizations | BB and Below Rating
Concentration Risk [Line Items]
Credit exposure	86.80%	86.50%	82.60%
Alt-A residential mortgage-backed securities
Concentration Risk [Line Items]
Fair value of investments	402.0	411.3	410.8
Gross unrealized losses	31.3	47.9	117.6
Percent of total fixed maturities	0.50%	0.50%	0.60%
Credit exposure	100.00%	100.00%	100.00%
Alt-A residential mortgage-backed securities | Vintage Year 2007
Concentration Risk [Line Items]
Credit exposure	20.80%	20.40%	18.80%
Alt-A residential mortgage-backed securities | Vintage Year 2006
Concentration Risk [Line Items]
Credit exposure	26.00%	25.90%	25.30%
Alt-A residential mortgage-backed securities | Vintage Year 2005 and prior
Concentration Risk [Line Items]
Credit exposure	53.20%	53.70%	55.90%
Alt-A residential mortgage-backed securities | NAIC Designation
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 1
Concentration Risk [Line Items]
Credit exposure	42.40%	34.10%	38.70%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 2
Concentration Risk [Line Items]
Credit exposure	11.40%	11.90%	11.00%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 3
Concentration Risk [Line Items]
Credit exposure	23.20%	18.80%	16.40%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 4
Concentration Risk [Line Items]
Credit exposure	18.70%	26.90%	24.00%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 5
Concentration Risk [Line Items]
Credit exposure	3.60%	7.50%	9.00%
Alt-A residential mortgage-backed securities | NAIC Designation | NAIC Designation of 6
Concentration Risk [Line Items]
Credit exposure	0.70%	0.80%	0.90%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations | AAA Rating
Concentration Risk [Line Items]
Credit exposure	0.10%	0.20%	1.00%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations | AA Rating
Concentration Risk [Line Items]
Credit exposure	0.50%	1.20%	2.30%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations | A Rating
Concentration Risk [Line Items]
Credit exposure	2.00%	1.50%	7.50%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations | BBB Rating
Concentration Risk [Line Items]
Credit exposure	3.40%	4.10%	3.90%
Alt-A residential mortgage-backed securities | Acceptable Rating Organizations | BB and Below Rating
Concentration Risk [Line Items]
Credit exposure	94.00%	93.00%	85.30%
Commercial mortgage-backed securities
Concentration Risk [Line Items]
Fair value of investments	4,800.0	4,900.0	5,500.0
Gross unrealized losses	4.0	6.1	149.2
Credit exposure	100.00%	100.00%	100.00%
Commercial mortgage-backed securities | Vintage Year 2008
Concentration Risk [Line Items]
Credit exposure	0.20%	0.30%	0.30%
Commercial mortgage-backed securities | Vintage Year 2007
Concentration Risk [Line Items]
Credit exposure	37.60%	37.40%	33.40%
Commercial mortgage-backed securities | Vintage Year 2006
Concentration Risk [Line Items]
Credit exposure	30.70%	30.20%	26.50%
Commercial mortgage-backed securities | Vintage Year 2005 and prior
Concentration Risk [Line Items]
Credit exposure	31.50%	32.10%	39.80%
Commercial mortgage-backed securities | NAIC Designation
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 1
Concentration Risk [Line Items]
Credit exposure	98.10%	98.30%	92.70%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 2
Concentration Risk [Line Items]
Credit exposure	1.50%	1.40%	2.60%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 3
Concentration Risk [Line Items]
Credit exposure	0.30%	0.20%	3.60%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 4
Concentration Risk [Line Items]
Credit exposure	0.10%	0.10%	0.70%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 5
Concentration Risk [Line Items]
Credit exposure	0.00%	0.00%	0.00%
Commercial mortgage-backed securities | NAIC Designation | NAIC Designation of 6
Concentration Risk [Line Items]
Credit exposure	0.00%	0.00%	0.40%
Commercial mortgage-backed securities | Acceptable Rating Organizations
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Commercial mortgage-backed securities | Acceptable Rating Organizations | AAA Rating
Concentration Risk [Line Items]
Credit exposure	37.00%	38.10%	47.30%
Commercial mortgage-backed securities | Acceptable Rating Organizations | AA Rating
Concentration Risk [Line Items]
Credit exposure	16.50%	17.20%	10.10%
Commercial mortgage-backed securities | Acceptable Rating Organizations | A Rating
Concentration Risk [Line Items]
Credit exposure	11.60%	11.20%	16.50%
Commercial mortgage-backed securities | Acceptable Rating Organizations | BBB Rating
Concentration Risk [Line Items]
Credit exposure	18.00%	17.80%	13.50%
Commercial mortgage-backed securities | Acceptable Rating Organizations | BB and Below Rating
Concentration Risk [Line Items]
Credit exposure	16.90%	15.70%	12.60%
Other asset-backed securities
Concentration Risk [Line Items]
Fair value of investments	1,400.0	1,600.0	1,500.0
Gross unrealized losses	$ 1.9	$ 1.8	$ 1.3
Credit exposure	100.00%	100.00%	100.00%
Other asset-backed securities | Vintage Year 2013
Concentration Risk [Line Items]
Credit exposure	1.90%
Other asset-backed securities | Vintage Year 2012
Concentration Risk [Line Items]
Credit exposure	22.70%	24.60%
Other asset-backed securities | Vintage Year 2011
Concentration Risk [Line Items]
Credit exposure	12.70%	14.90%	18.00%
Other asset-backed securities | Vintage Year 2010
Concentration Risk [Line Items]
Credit exposure	5.70%	5.80%	9.60%
Other asset-backed securities | Vintage Year 2009
Concentration Risk [Line Items]
Credit exposure	2.10%	2.10%	6.40%
Other asset-backed securities | Vintage Year 2008
Concentration Risk [Line Items]
Credit exposure	6.00%	5.90%	7.00%
Other asset-backed securities | Vintage Year 2007
Concentration Risk [Line Items]
Credit exposure		18.40%	24.80%
Other asset-backed securities | Vintage Year 2007 and prior
Concentration Risk [Line Items]
Credit exposure	48.90%
Other asset-backed securities | Vintage Year 2006
Concentration Risk [Line Items]
Credit exposure		9.50%	9.50%
Other asset-backed securities | Vintage Year 2006 and prior
Concentration Risk [Line Items]
Credit exposure		28.30%
Other asset-backed securities | Vintage Year 2005 and prior
Concentration Risk [Line Items]
Credit exposure		18.80%	24.70%
Other asset-backed securities | NAIC Designation
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Other asset-backed securities | NAIC Designation | NAIC Designation of 1
Concentration Risk [Line Items]
Credit exposure	98.30%	97.70%	96.10%
Other asset-backed securities | NAIC Designation | NAIC Designation of 2
Concentration Risk [Line Items]
Credit exposure	0.90%	1.70%	2.30%
Other asset-backed securities | NAIC Designation | NAIC Designation of 3
Concentration Risk [Line Items]
Credit exposure	0.10%	0.10%	0.00%
Other asset-backed securities | NAIC Designation | NAIC Designation of 4
Concentration Risk [Line Items]
Credit exposure	0.00%	0.00%	0.20%
Other asset-backed securities | NAIC Designation | NAIC Designation of 5
Concentration Risk [Line Items]
Credit exposure	0.00%	0.00%	1.40%
Other asset-backed securities | NAIC Designation | NAIC Designation of 6
Concentration Risk [Line Items]
Credit exposure	0.70%	0.50%	0.00%
Other asset-backed securities | Acceptable Rating Organizations
Concentration Risk [Line Items]
Credit exposure	100.00%	100.00%	100.00%
Other asset-backed securities | Acceptable Rating Organizations | AAA Rating
Concentration Risk [Line Items]
Credit exposure	92.20%	91.90%	86.60%
Other asset-backed securities | Acceptable Rating Organizations | AA Rating
Concentration Risk [Line Items]
Credit exposure	2.00%	0.90%	3.10%
Other asset-backed securities | Acceptable Rating Organizations | A Rating
Concentration Risk [Line Items]
Credit exposure	4.10%	4.90%	4.90%
Other asset-backed securities | Acceptable Rating Organizations | BBB Rating
Concentration Risk [Line Items]
Credit exposure	0.90%	1.70%	3.80%
Other asset-backed securities | Acceptable Rating Organizations | BB and Below Rating
Concentration Risk [Line Items]
Credit exposure	0.80%	0.60%	1.60%
Credit Card Receivables
Concentration Risk [Line Items]
Percent of total fixed maturities	41.40%	40.50%	43.10%
Nonconsolidated Collateralized Loan Obligations
Concentration Risk [Line Items]
Percent of total fixed maturities	3.80%	4.10%	4.60%
Automobile Receivables
Concentration Risk [Line Items]
Percent of total fixed maturities	33.00%	33.30%	27.90%